UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549


                              Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     JUNE 30, 2009
                                                   ---------------

Check here if Amendment [ ]; Amendment Number:
                                               ----------------
  This Amendment (Check only one.):            [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:     ALLSTATE NEW JERSEY P&C INS CO.
          ------------------------------------------
Address:  2775 SANDERS ROAD
          ------------------------------------------
          NORTHBROOK, IL.  60062-7127
          ------------------------------------------

          ------------------------------------------

Form 13F File Number:

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    PAUL SCHUTT
         -----------------------------------------------
Title:   ASSISTANT VICE PRESIDENT INVESTMENT OPERATIONS
         -----------------------------------------------
Phone:   847-402-5169
         -----------------------------------------------


Signature, Place, and Date of Signing:

    /s/ PAUL SCHUTT                  NORTHBROOK,IL.          08/12/09
-------------------------     --------------------------   --------------
     [Signature]                    [City, State]            [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               ONE
                                          ----------------------

Form 13F Information Table Entry Total:          55
                                          ----------------------

Form 13F Information Table Value Total:    86,502 (THOUSAND)
                                          ----------------------

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.              Form 13F File Number      Name

1               028-10298                   ALLSTATE INVESTMENTS LLC
                                            -----------------------------------

                                 FORM 13F REPORT
NAME OF REPORTING MANAGER: ALLSTATE NEW JERSEY INSURANCE COMPANY



                                     TITLE OF                 VALUE         SHARES/   SH/ PUT/  INVSTMT  OTHER     VOTING AUTHORITY
    NAME OF ISSUER                    CLASS        CUSIP     (x1000)        PRN AMT   PRN CALL  DSCRETN MANAGERS  SOLE  SHARED  NONE
-----------------------              --------    ---------   --------       -------   --- ----  ------- --------  ----- ------  ----



ABBOTT LABS                          COMMON      002824100     793        16,851      SH        DEFINED   1       X
ACE LIMITED                          COMMON
                                     FOREIGN     H0023R105     305         6,890      SH        DEFINED   1       X
ANADARKO PETROLEUM                   COMMON      032511107     324         7,129      SH        DEFINED   1       X
APACHE CORP.                         COMMON      037411105     439         6,089      SH        DEFINED   1       X
AT&T INC                             COMMON      00206R102   2,441        98,282      SH        DEFINED   1       X
BRISTOL-MYERS SQUIBB CO              COMMON      110122108     668        32,883      SH        DEFINED   1       X
CHEVRON CORP.                        COMMON      166764100   2,332        35,201      SH        DEFINED   1       X
COCA COLA CO.                        COMMON      191216100     653        13,615      SH        DEFINED   1       X
CONOCOPHILLIPS                       COMMON      20825C104   1,014        24,105      SH        DEFINED   1       X
COVIDIEN PLC                         COMMON      G2554F105     426        11,378      SH        DEFINED   1       X
CVS CAREMARK CORP.                   COMMON      126650100     390        12,247      SH        DEFINED   1       X
DEVON ENERGY CORP.                   COMMON      25179M103     481         8,828      SH        DEFINED   1       X
DUKE ENERGY CORP                     COMMON      26441C105     181        12,377      SH        DEFINED   1       X
EDISON INT'L                         COMMON      281020107     245         7,773      SH        DEFINED   1       X
ENTERGY CORP NEW COM                 COMMON      29364G103     333         4,301      SH        DEFINED   1       X
EXELON CORP.                         COMMON      30161N101     357         6,979      SH        DEFINED   1       X
EXXON MOBIL CORP.                    COMMON      30231G102   5,896        84,337      SH        DEFINED   1       X
FIRSTENERGY CORP                     COMMON      337932107     259         6,687      SH        DEFINED   1       X
FREEPORT-MCMORAN CP                  COMMON      35671D857     886        17,674      SH        DEFINED   1       X
GENERAL MILLS                        COMMON      370334104     239         4,265      SH        DEFINED   1       X
HOME DEPOT INC                       COMMON      437076102     681        28,819      SH        DEFINED   1       X
INTEL CORP.                          COMMON      458140100     784        47,346      SH        DEFINED   1       X
JOHNSON & JOHNSON                    COMMON      478160104   2,762        48,620      SH        DEFINED   1       X
JPMORGAN CHASE & COMPANY             COMMON      46625H100   2,193        64,278      SH        DEFINED   1       X
KEYCORP NEW COM                      COMMON      493267108      53        10,188      SH        DEFINED   1       X
KIMBERLY-CLARK                       COMMON      494368103     217         4,134      SH        DEFINED   1       X
KRAFT FOODS INC-A                    COMMON      50075N104     735        28,993      SH        DEFINED   1       X
LEVEL 3 COMMUNICATIONS INC           COMMON      52729N100      16        10,802      SH        DEFINED   1       X
LILLY ELI & CO COM                   COMMON      532457108     532        15,356      SH        DEFINED   1       X
MARATHON OIL CORP.                   COMMON      565849106     332        11,005      SH        DEFINED   1       X
MERCK & CO.                          COMMON      589331107     906        32,409      SH        DEFINED   1       X
NORTHROP GRUMMAN CORP                COMMON      666807102     236         5,166      SH        DEFINED   1       X
OCCIDENTAL PETROLEU                  COMMON      674599105     624         9,486      SH        DEFINED   1       X
PFIZER INC                           COMMON      717081103   1,423        94,849      SH        DEFINED   1       X
PROCTER & GAMBLE                     COMMON      742718109     923        18,058      SH        DEFINED   1       X
QUESTAR CORP.                        COMMON      748356102     276         8,882      SH        DEFINED   1       X
QWEST COMMUNICATIONS INTL            COMMON      749121109      71        17,228      SH        DEFINED   1       X
SARA LEE CORP                        COMMON      803111103     273        28,009      SH        DEFINED   1       X
SOUTHERN CO.                         COMMON      842587107     226         7,252      SH        DEFINED   1       X
SPDR S&P DEP RCPT TRADES AND QUOTES  COMMON      78462F103  40,084       436,076      SH        DEFINED   1       X
TJX COMPANIES INC.                   COMMON      872540109     424        13,481      SH        DEFINED   1       X
TRANSOCEAN INC                       COMMON      H8817H100     426         5,734      SH        DEFINED   1       X
TRAVELERS COMPANIES INC              COMMON      89417E109     497        12,106      SH        DEFINED   1       X
UNION PAC CORP                       COMMON      907818108     473         9,081      SH        DEFINED   1       X
UNITED PARCEL SERVI                  COMMON      911312106     423         8,463      SH        DEFINED   1       X
VANGUARD LARGE CAP ETF               COMMON      922908637   1,369        32,809      SH        DEFINED   1       X
VANGUARD MIDCAP VALUE INDEX          COMMON      922908512   2,746        80,611      SH        DEFINED   1       X
VANGUARD SMALLCAP GRWTH ETF          COMMON      922908595   1,582        32,951      SH        DEFINED   1       X
VANGUARD SMALLCAP VALUE ETF          COMMON      922908611   1,982        45,955      SH        DEFINED   1       X
VERIZON COMMUNICATIONS               COMMON      92343V104   1,328        43,201      SH        DEFINED   1       X
WALT DISNEY CO.                      COMMON      254687106     654        28,047      SH        DEFINED   1       X
WELLPOINT INC.                       COMMON      94973V107     366         7,185      SH        DEFINED   1       X
WELLS FARGO & CO                     COMMON      949746101     946        39,000      SH        DEFINED   1       X
WYETH                                COMMON      983024100     939        20,694      SH        DEFINED   1       X
XTO ENERGY INC.                      COMMON      98385X106     341         8,944      SH        DEFINED   1       X

"STOCK"                                               55    86,502     1,733,109
REPORT TOTALS                                         55    86,502     1,733,109